Acquisitions (Details) - Schedule of assets and liabilities based upon fair values as determined $ in Thousands	Dec. 31, 2022 USD ($)
Acquisitions (Details) - Schedule of assets and liabilities based upon fair values as determined [Line Items]
Net assets (including cash of $ 981)	$ 1,447
Intangible assets	9,730
Deferred tax liabilities, net	(3,211)
Goodwill	14,521
Net assets acquired	22,487
Delphi Technology Inc. [Member]
Acquisitions (Details) - Schedule of assets and liabilities based upon fair values as determined [Line Items]
Intangible assets	7,562
Deferred tax liabilities, net	(2,313)
Goodwill	14,875
Net assets acquired	19,600
Net liabilities (including cash of $ 6,265)	$ (524)